Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Provision for staff bonus		$ 80,552
Accrued staff salaries	2,494	18,049
Accrued administrative expenses	281,054	346,732
Total	$ 283,548	$ 445,333